Right-of-Use Assets - Disclosure of Right-of-Use Assets (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Statement Line Items [Line Items]
Balance as at 1 February	$ 23,809
Additions to right-of-use-assets	2,344
Depreciation charge for the period	(3,643)
Impairment of right-of-use assets	(1,221)
Foreign exchange movements	(6)
Balance at 31 July 2020	21,283
Land and Buildings [Member]
Statement Line Items [Line Items]
Balance as at 1 February	23,392
Additions to right-of-use-assets	2,344
Depreciation charge for the period	(3,582)
Impairment of right-of-use assets	(1,221)
Foreign exchange movements	(6)
Balance at 31 July 2020	20,927
Plant, Furniture, Fittings and Motor Vehicles [Member]
Statement Line Items [Line Items]
Balance as at 1 February	417
Additions to right-of-use-assets
Depreciation charge for the period	(61)
Impairment of right-of-use assets
Foreign exchange movements
Balance at 31 July 2020	$ 356